FINANCIAL INSTRUMENTS - Currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	$ 137,834	$ 138,985	$ 140,929
Financial liabilities	469,538	455,078
Trade and other payables
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	22,255	26,644	26,644
Amounts due to related parties
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	211		28
Other financial liabilities
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	190,315		178,705
Cash and cash equivalents
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	43,831	46,084
Restricted cash
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	44,182	40,716
Amount due from related parties
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	21,478	21,912
Other non-current assets
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	13,852	$ 9,167
Currency risk | Denominated in Euro
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	12,119		26,792
Financial liabilities	18,124		22,281
Currency risk | Denominated in Euro | Trade and other payables
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	3,457		5,129
Currency risk | Denominated in Euro | Borrowings
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	14,667		17,152
Currency risk | Denominated in Euro | Cash and cash equivalents
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	5,862		7,717
Currency risk | Denominated in Euro | Restricted cash
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	937		952
Currency risk | Denominated in Euro | Trade and other receivables and contract assets
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	3,787		8,428
Currency risk | Denominated in Euro | Amount due from related parties
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	1,533		9,695
Currency risk | Denominated in JPY
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	68,704		55,235
Financial liabilities	270,004		251,445
Currency risk | Denominated in JPY | Trade and other payables
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	14,533		10,076
Currency risk | Denominated in JPY | Borrowings
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	131,036		118,233
Currency risk | Denominated in JPY | Other financial liabilities
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	124,435		123,136
Currency risk | Denominated in JPY | Cash and cash equivalents
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	26,672		21,673
Currency risk | Denominated in JPY | Restricted cash
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	30,606		26,537
Currency risk | Denominated in JPY | Trade and other receivables and contract assets
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	4,605		7,025
Currency risk | Denominated in JPY | Other non-current assets
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	6,821
Currency risk | Denominated in CAD
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	2,045		1,586
Financial liabilities	444		362
Currency risk | Denominated in CAD | Trade and other payables
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial liabilities	444		362
Currency risk | Denominated in CAD | Cash and cash equivalents
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	571		824
Currency risk | Denominated in CAD | Restricted cash
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	431		470
Currency risk | Denominated in CAD | Trade and other receivables and contract assets
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	1,037		$ 292
Currency risk | Denominated in CAD | Amount due from related parties
Monetary assets and liabilities denominated in currencies other than the functional currency
Financial assets	$ 6